Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions
Schedule of purchase price of each transaction

	Final	Final	Final
	Anna Knutsen	BrasilKnutsen	Lena Knutsen
	March 1,	December 15,	September 30,
(U.S. Dollars in thousands)	2018	2017	2017
Purchase consideration (1)	$19,913	$5,764	$33,235
Less: Fair value of net assets acquired:
Vessels and equipment (2)	120,274	96,000	142,457
Cash	4,537	5,217	470
Inventories	257	146	243
Derivatives assets	1,839	—	1,729
Others current assets	111	125	193
Amounts due from related parties	520	2	23,599
Long-term debt	(84,217)	(59,000)	(111,068)
Long-term debt from related parties	(22,535)	—	(22,706)
Deferred debt issuance costs	1,228	618	867
Trade accounts payable	(971)	(154)	(256)
Accrued expenses	(1,013)	(1,185)	(224)
Prepaid charter and deferred revenue	—	—	(1,758)
Amounts due to related parties	(117)	(36,005)	(186)
Income tax payable	—	—	(125)
Subtotal	19,913	5,764	33,235
Difference between the purchase price and fair value of net assets acquired	$—	$—	$—

	Final	Final	Final
	Vigdis Knutsen	Tordis Knutsen	Raquel Knutsen
	June 1,	March 1,	December 1,
(U.S. Dollars in thousands)	2017	2017	2016
Purchase consideration (1)	$31,759	$32,983	$20,252
Less: Fair value of net assets acquired:
Vessels and equipment (2)	145,772	145,754	116,751
Intangibles: Above market time charter	1,458	1,468	—
Cash	3,438	609	7,146
Inventories	190	129	307
Derivatives assets	226	1,377	207
Others current assets	128	1,348	183
Amounts due from related parties	18,374	20,834	59
Long-term debt	(114,411)	(114,411)	(79,950)
Long-term debt from related parties	(22,703)	(22,960)	(24,019)
Deferred debt issuance costs	928	795	1,059
Trade accounts payable	(187)	(106)	(167)
Accrued expenses	(1,082)	(503)	(1,179)
Amounts due to related parties	(372)	(1,351)	(145)
Income tax payable	—	—	—
Subtotal	31,759	32,983	20,252
Difference between the purchase price and fair value of net assets acquired	$—	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final	Final
	Anna Knutsen	Brasil Knutsen	Lena Knutsen
	March 1,	December 15,	September 30,
(U.S. Dollars in thousands)	2018	2017	2017
Cash consideration paid to KNOT (from KNOT)	$14,637	$2,383	$33,343
Purchase price adjustments	5,276	3,381	(108)
Purchase price	$19,913	$5,764	$33,235

	Final	Final	Final
	Vigdis Knutsen	Tordis Knutsen	Raquel Knutsen
	June 1,	March 1,	December 1,
(U.S. Dollars in thousands)	2017	2017	2016
Cash consideration paid to KNOT (from KNOT)	$28,109	$31,242	$(12,019)
Purchase price adjustments	3,650	1,741	7,271
Seller’s credit	—	—	12,981
Seller’s loan	—	—	12,019
Purchase price	$31,759	$32,983	$20,252
(2)

Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Anna Knutsen of $2,329,  Brasil Knutsen of $260,  Lena Knutsen of $2,741,  Vigdis Knutsen of $2,709,  Tordis Knutsen of $2,753 and Raquel Knutsen of $1,663.

Brasil Knutsen
Acquisitions
Schedule of summarized consolidated pro forma financial information

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$223,220
Net income	64,034

Lena Knutsen
Acquisitions
Schedule of summarized consolidated pro forma financial information

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$220,904
Net income	62,999

Vigdis Knutsen
Acquisitions
Schedule of summarized consolidated pro forma financial information

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$222,354
Net income	63,225

Tordis Knutsen
Acquisitions
Schedule of summarized consolidated pro forma financial information

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$221,198
Net income	66,584

Raquel Knutsen
Acquisitions
Schedule of summarized consolidated pro forma financial information

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2016
Revenue	$190,229
Net income	65,101